Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Liabilities
Schedule of Other Current Liabilities
in EUR thousands	December 31, 20200	December 31, 2019
Accrual for employee bonuses	1,350	1,731
Accrual for outstanding vacation	372	403
Payroll tax	395	135
Wages and salaries	196	212
Social security	37	21
Other	41	63
Total	2,392	2,565